Summary of Significant Accounting Policies (Details) $ / shares in Units, K in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 MMK (K)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 EUR (€)
Summary of Significant Accounting Policies [Line Items]
Allowance for expected credit loss provision	$ 27			$ 109
Useful life	6 years					6 years
Impairment loss	$ 19				$ 335
Impairment loss of ROU assets	106				527
Revenue from contracts with customers	4,805			7,412	6,321
Government grants
Contract liabilities	225			10	10
Defined benefit obligation	$ 26			23
Percentage of employee contribution	3.00%	3.00%	3.00%
Each employee’s relevant compensation | K			K 9,000
Employee relevant compensation, per share (in Dollars per share) | $ / shares	$ 0.004
Statutory pension and unemployment insurance amount	$ 9,700					€ 8,450
Statutory health and long-term care insurance amount	$ 6,700					€ 5,813
Recognized income tax, percentage	50.00%	50.00%	50.00%
Dividends recognized for unvested restricted share				36	44
Right of use assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss of ROU assets	$ 106
Loan Receivables [Member]
Summary of Significant Accounting Policies [Line Items]
Fixed interest rate	8.00%	8.00%	8.00%
Regent Feinbau Adermann GmbH [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership rate	49.00%					49.00%
Regent [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue from contracts with customers					818
Value-Added Taxes and Surcharges [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue from contracts with customers	$ 67			77	85
Mandatory Provident Fund [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of employee contribution	5.00%	5.00%	5.00%
Each employee’s relevant compensation		$ 1,500
Employee relevant compensation, per share (in Dollars per share) | $ / shares	$ 0.19
Revenue Recognized Over Time [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue from contracts with customers	$ 14
Minimum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years					5 years
Minimum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	2 years					2 years
Maximum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	15 years					15 years
Maximum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years					5 years
Regent [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	51.00%					51.00%